Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in condensed consolidated balance sheets are reconciled - Vickers Vantage [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Gross proceeds		$ 138,000,000
Less:
Ordinary shares issuance costs		(8,119,261)
Plus:
Accretion of carrying value to redemption value	$ 3,737,378	9,499,261
Accretion of carrying value to redemption value		9,499,261
Ordinary shares subject to possible redemption	101,293,086	$ 139,380,000
Less:
Mandatorily redeemable ordinary shares	$ (41,824,292)